Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
December 31, 2023
Z50-NPRT3-0224
1.9884249.106
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	320,471	5,005,753
Fidelity Series Commodity Strategy Fund (a)	3,367	311,852
Fidelity Series Large Cap Growth Index Fund (a)	164,109	3,142,681
Fidelity Series Large Cap Stock Fund (a)	171,950	3,359,905
Fidelity Series Large Cap Value Index Fund (a)	406,961	5,990,461
Fidelity Series Small Cap Core Fund (a)	1,350	15,192
Fidelity Series Small Cap Opportunities Fund (a)	116,964	1,625,794
Fidelity Series Value Discovery Fund (a)	147,472	2,194,387
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,598,160)		21,646,025

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	84,907	1,247,282
Fidelity Series Emerging Markets Fund (a)	132,777	1,123,290
Fidelity Series Emerging Markets Opportunities Fund (a)	261,193	4,526,477
Fidelity Series International Growth Fund (a)	181,290	3,105,499
Fidelity Series International Index Fund (a)	99,657	1,171,966
Fidelity Series International Small Cap Fund (a)	42,402	719,136
Fidelity Series International Value Fund (a)	265,954	3,103,682
Fidelity Series Overseas Fund (a)	239,075	3,100,807
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,362,494)		18,098,139

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	33,125	253,735
Fidelity Series Corporate Bond Fund (a)	25,900	241,392
Fidelity Series Emerging Markets Debt Fund (a)	7,438	57,645
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,995	18,689
Fidelity Series Floating Rate High Income Fund (a)	4,390	39,641
Fidelity Series Government Bond Index Fund (a)	38,396	355,159
Fidelity Series International Credit Fund (a)	6	50
Fidelity Series Investment Grade Bond Fund (a)	35,691	360,480
Fidelity Series Investment Grade Securitized Fund (a)	26,722	241,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	494,174	2,895,857
Fidelity Series Real Estate Income Fund (a)	4,561	43,282
TOTAL BOND FUNDS (Cost $4,726,864)		4,506,967

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $39,687,518)	44,251,131
NET OTHER ASSETS (LIABILITIES) - 0.0%	(629)
NET ASSETS - 100.0%	44,250,502

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	260,311	77,427	68,820	8,357	(5,061)	(10,122)	253,735
Fidelity Series Blue Chip Growth Fund	4,670,463	993,010	1,994,293	28,995	194,385	1,142,188	5,005,753
Fidelity Series Canada Fund	1,213,169	303,547	357,649	42,630	(58)	88,273	1,247,282
Fidelity Series Commodity Strategy Fund	312,573	121,267	100,252	14,032	(15,239)	(6,497)	311,852
Fidelity Series Corporate Bond Fund	188,164	98,188	51,799	6,729	(215)	7,054	241,392
Fidelity Series Emerging Markets Debt Fund	56,919	14,952	17,102	2,935	(348)	3,224	57,645
Fidelity Series Emerging Markets Debt Local Currency Fund	19,182	4,646	5,581	984	7	435	18,689
Fidelity Series Emerging Markets Fund	727,080	655,299	303,072	28,009	(6,316)	50,299	1,123,290
Fidelity Series Emerging Markets Opportunities Fund	4,688,962	1,027,192	1,413,023	129,745	(4,706)	228,052	4,526,477
Fidelity Series Floating Rate High Income Fund	41,949	12,491	15,565	3,323	100	666	39,641
Fidelity Series Government Bond Index Fund	276,757	151,504	72,565	6,688	(1,142)	605	355,159
Fidelity Series Government Money Market Fund 5.43%	156,614	46,707	203,321	4,445	-	-	-
Fidelity Series International Credit Fund	47	2	-	2	-	1	50
Fidelity Series International Developed Markets Bond Index Fund	-	2,733	2,648	12	(85)	-	-
Fidelity Series International Growth Fund	2,815,783	845,825	806,151	41,144	7,399	242,643	3,105,499
Fidelity Series International Index Fund	1,167,669	292,082	357,964	33,906	6,910	63,269	1,171,966
Fidelity Series International Small Cap Fund	883,794	162,264	350,074	24,737	(21,966)	45,118	719,136
Fidelity Series International Value Fund	2,808,895	815,515	808,457	102,424	9,840	277,889	3,103,682
Fidelity Series Investment Grade Bond Fund	282,815	149,849	76,217	9,719	(872)	4,905	360,480
Fidelity Series Investment Grade Securitized Fund	194,005	96,522	52,038	6,436	(940)	3,488	241,037
Fidelity Series Large Cap Growth Index Fund	2,958,751	581,063	1,071,191	27,589	89,245	584,813	3,142,681
Fidelity Series Large Cap Stock Fund	3,242,389	668,370	891,864	185,583	16,808	324,202	3,359,905
Fidelity Series Large Cap Value Index Fund	6,050,832	1,508,323	1,914,350	249,422	(19,734)	365,390	5,990,461
Fidelity Series Long-Term Treasury Bond Index Fund	2,650,377	1,146,293	750,691	68,643	(39,690)	(110,432)	2,895,857
Fidelity Series Overseas Fund	2,813,264	859,716	808,590	52,375	5,178	231,239	3,100,807
Fidelity Series Real Estate Income Fund	77,243	13,858	47,349	3,583	(4,662)	4,192	43,282
Fidelity Series Short-Term Credit Fund	14,809	1,447	16,220	265	133	(169)	-
Fidelity Series Small Cap Core Fund	38,873	289	24,888	267	338	580	15,192
Fidelity Series Small Cap Opportunities Fund	1,482,538	358,236	421,248	16,727	6,630	199,638	1,625,794
Fidelity Series Treasury Bill Index Fund	383,976	85,991	469,574	10,672	(360)	(33)	-
Fidelity Series Value Discovery Fund	2,216,594	602,496	697,213	105,794	(14,772)	87,282	2,194,387
	42,694,797	11,697,104	14,169,769	1,216,172	200,807	3,828,192	44,251,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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